LEASES: - The components of lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of lease expense
Operating lease expense	$ 7,260	$ 7,046
Short-term lease expense	509	1,916
Total lease expense	$ 7,769	$ 8,962